Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 185,212,391.80
Previously Paid Amount	0.00
Total Fee Amount	25,577.83
Total Offset Amount	0.00
Net Fee	$ 25,577.83